Trade and other payables (Tables)	12 Months Ended
Apr. 30, 2026
Trade And Other Payables
Schedule of trade and other payables

	April 30, 2025	April 30, 2026	April 30, 2026
	SGD	SGD	USD
Trade payables:
- third parties	2,466,430	1,852,655	1,454,433

Other payables:
Amount due to a director	528,012	59,979	47,087
GST payables, net	81,365	156,424	122,801
Accrued expenses	1,653,569	2,709,793	2,127,329
Dividends payable	600,000	-	-
	2,862,946	2,926,196	2,297,217

Total trade and other payables	5,329,376	4,778,851	3,751,650